STOCK OPTIONS AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2024
Stock Options And Contributed Surplus
STOCK OPTIONS AND CONTRIBUTED SURPLUS

13. STOCK OPTIONS AND CONTRIBUTED SURPLUS

Stock Options

On June 21, 2024, shareholders of the Company approved the amendment to the Company’s fixed 20% omnibus equity incentive plan (the “Omnibus Plan”). The Omnibus Plan provides flexibility to the Company to grant different forms of equity based incentive awards to directors, officers, employees and consultants. The Omnibus plan provides the Company with the choice of granting stock options (“Options”), share units (“Share Units”) and deferred share units (“DSUs”). The Omnibus Plan provides that the maximum number of common shares issuable pursuant to awards granted under the Omnibus Plan and pursuant to other previously granted awards is limited to 12,218,458 (the “Number Reserved”). Any subsequent increase in the Number Reserved must be approved by shareholders of the Company and cannot, at the time of the increase, exceed 20% of the number of issued and outstanding shares. Awards vest in accordance with the policies determined by the Board of Directors from time to time consistent with the provisions of the Omnibus Plan which grants discretion to the Board of Directors.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13. STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

Stock option transactions and the number of stock options outstanding were as follows:

		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2022	4,959,617	$4.40
Expired/cancelled	(117,438)	6.02
Exercised	(143,437)	2.85
Granted	2,043,083	3.32

Balance, December 31, 2022	6,741,825	4.10
Expired/cancelled	(182,750)	4.66
Exercised	(268,356)	2.49
Granted	1,002,170	4.11

Balance, December 31, 2023	7,292,889	3.92
Expired/cancelled	(184,996)	5.33
Exercised	(597,151)	1.28
Granted	3,051,482	2.12
Modified options (1)	(7,153,358)	3.92
Repriced options (1)	7,153,358	1.29

Balance, December 31, 2024	9,562,224	$1.47

(1)	During the year ended December 31, 2024, the Company amended 7,153,358 stock options granted to directors, officers, employees and consultants. The amended stock options were initially granted at prices ranging from CA$2.60 to CA$11.90. The amended stock options were repriced to CA$1.75.

During the year ended December 31, 2024, the Company recorded stock-based compensation of $5,469,369 (2023 - $4,201,444, 2022 - $4,436,604) relating to stock options that vested during the year.

The stock options granted and re-priced were valued using the Black-Scholes option pricing model using the following assumptions:

Re-priced stock options

	2024	2024	2023	2022

Weighted average exercise price	$1.29	$2.12	$4.11	$3.32
Weighted average risk-free interest rate	3.47%	2.99% - 3.55%	2.88% - 3.48%	1.80% - 3.48%
Weighted average dividend yield	0%	0%	0%	0%
Weighted average volatility	83.70%	85.73% - 86.97%	82.17% - 82.45%	83.51%
Weighted average estimated life	6.4 years	10 years	10 years	10 years
Weighted average share price	$1.29	$2.12	$4.11	$3.32
Share price on the various grant dates:	$1.29	$4.05 - $4.63	$4.05 - $4.63	$2.72 - $6.71
Weighted average fair value	$0.96	$3.42	$3.42	$2.70

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

13. STOCK OPTIONS AND CONTRIBUTED SURPLUS (Continued)

The underlying expected volatility was determined by reference to the Company’s historical share price movements, its dividend policy and dividend yield and past experience relating to the expected life of granted stock options.

The weighted average remaining contractual life and weighted average exercise price of options outstanding and of options exercisable as at December 31, 2024 are as follows:

Options Outstanding				Options Exercisable
		Historical Weighted Average	Weighted Average Remaining		Historical Weighted Average
Exercise	Number	Exercise	Contractual	Number	Exercise
Range	Outstanding	Price	Life (years)	Exercisable	Price

$0.76 - $1.22	6,510,742	$1.22	5.94	2,471,484	$1.22
$1.23 - $3.04	2,582,659	$1.68	9.39	208,245	$1.72
$3.05 - $5.00	468,823	$3.92	9.87	-	$-

	9,562,224	$1.47	7.07	2,679,729	$1.26